Master Trust for the Plan - Schedule of Net Investment Income (Loss) (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment income:
Net appreciation in fair value of investments	$ 388,531,951	$ 344,232,058
Interest and dividends	20,000,390	21,339,798
Master Trust Assets
Investment income:
Net appreciation in fair value of investments	409,688,079	365,289,294
Interest and dividends	21,567,273	23,124,573
Net investment income	$ 431,255,352	$ 388,413,867